EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.8%
	BRAZIL — 4.0%
750,000	Ambev S.A.	$1,424,513
1,000,000	B3 S.A. - Brasil Bolsa Balcao	1,914,752
		3,339,265
	CHINA — 30.8%
200,000	Alibaba Group Holding Ltd.	2,453,296
300,000	Anhui Conch Cement Co., Ltd. - Class H	808,767
150,000	ANTA Sports Products Ltd.	1,595,886
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,291,636
1,750,000	CSPC Pharmaceutical Group Ltd.	1,008,846
125,000	ENN Energy Holdings Ltd.	850,882
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,444,117
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	1,354,259
150,000	Luzhou Laojiao Co., Ltd. - Class A	2,401,924
100,000	Midea Group Co., Ltd. - Class A	1,020,325
10,000	NetEase, Inc. - ADR	1,028,500
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	739,542
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,125,615
40,000	Tencent Holdings Ltd.	2,104,609
110,000	Wuliangye Yibin Co., Ltd. - Class A	1,939,904
28,500	Yum China Holdings, Inc.	1,318,125
120,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	3,415,981
		25,902,214
	HONG KONG — 3.5%
3,250,000	China Overseas Property Holdings Ltd.	2,009,754
25,000	Hong Kong Exchanges & Clearing Ltd.	978,492
		2,988,246
	HUNGARY — 1.5%
50,000	Richter Gedeon Nyrt	1,294,929
	INDIA — 6.3%
20,000	AIA Engineering Ltd.	849,863
400,000	Castrol India Ltd.	813,924
50,000	GMM Pfaudler Ltd.	685,010
300,000	Indraprastha Gas Ltd.	695,920
55,000	Infosys Ltd. - ADR	1,207,250
32,060	Mphasis Ltd.	1,054,749
		5,306,716

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 9.9%
35,000,000	Aspirasi Hidup Indonesia Tbk P.T.	$1,637,817
5,500,000	Astra International Tbk P.T.	1,616,095
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,685,583
9,000,000	Telkom Indonesia Persero Tbk P.T.	1,449,445
11,000,000	Unilever Indonesia Tbk P.T.	1,097,618
550,000	United Tractors Tbk P.T.	839,341
		8,325,899
	MEXICO — 7.9%
170,000	Arca Continental S.A.B. de C.V.	1,553,644
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,538,944
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,086,922
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,794,035
250,000	Wal-Mart de Mexico S.A.B. de C.V.	648,103
		6,621,648
	PHILIPPINES — 0.7%
3,200,000	DMCI Holdings, Inc.	597,537
	SOUTH AFRICA — 4.1%
250,000	JSE Ltd.	1,582,497
100,000	Mr Price Group Ltd.	1,333,080
90,000	Vodacom Group Ltd.	526,383
		3,441,960
	SOUTH KOREA — 8.3%
25,000	BGF Retail Co., Ltd. *	1,777,889
12,500	GOLFZON Co., Ltd. *	516,110
18,000	Hyundai Glovis Co., Ltd.	1,838,855
5,000	NCSoft Corp. *	591,713
9,000	Orion Corp. *	625,388
25,000	S-1 Corp.	1,024,632
16,000	Samsung Electronics Co., Ltd.	571,420
		6,946,007
	TAIWAN — 7.0%
9,000	ASPEED Technology, Inc.	949,225
400,000	Formosa Plastics Corp.	439,436
50,500	Poya International Co., Ltd.	746,344
75,000	Realtek Semiconductor Corp. *	1,235,317
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,502,983
		5,873,305

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 0.7%
1,500,000	Thai Beverage PCL	$589,735
	UNITED KINGDOM — 3.5%
75,000	British American Tobacco PLC	2,969,729
	URUGUAY — 0.6%
250	MercadoLibre, Inc. *	480,548
	TOTAL COMMON STOCKS
	(Cost $74,617,386)	74,677,738
	SHORT-TERM INVESTMENTS — 10.9%
9,122,457	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.196% [2]	9,122,457
	Total Short-Term Investments
	(Cost $9,122,457)	9,122,457
	TOTAL INVESTMENTS — 99.7%
	(Cost $83,739,843)	83,800,195
	Other Assets in Excess of Liabilities — 0.3%	284,141
	TOTAL NET ASSETS — 100.0%	$84,084,336

ADR – American Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]The rate is the annualized seven-day yield at period end.